Commitments and Contingencies - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013
Operating Leases Future Minimum Payments Due [Line Items]
2014	$ 6,326
2015	5,651
2016	4,973
2017	4,475
2018 and subsequent years	1,426
Total future minimum lease payments	$ 22,851